Intangible Assets and Goodwill - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Nov. 18, 2020	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Amortisation expense		$ 15,300	$ 2,900
Inventory Capitalized Costs		300	300
Inventory Capitalized Costs prior year		300	100
Impairment charge		$ 0	0
Growth rate used to extrapolate cash flow projections		3.00%
Bottom of range [member]
Statements [Line Items]
Discounted future cash flow projection period		2021 years
Discount rate applied to cash flow projections		13.00%
Top of range [member]
Statements [Line Items]
Discounted future cash flow projection period		2025 years
Discount rate applied to cash flow projections		14.50%
Kings Garden [Member]
Statements [Line Items]
Intangible assets other than goodwill, revalued assets	$ 2,500
Stock Issued During Period Value Issued For Services	$ 200
Origin House [Member]
Statements [Line Items]
Acquisitions through business combinations of License		$ 2,400
Market Related Intangibles [Member]
Statements [Line Items]
Impairment charge		1,200
Reversal of impairment loss		1,200
Gross carrying amount [member]
Statements [Line Items]
Acquisitions through business combinations of License		423,317	153,760
Gross carrying amount [member] | Licences [member]
Statements [Line Items]
Acquisitions through business combinations of License		5,900
Selling general and administrative expenses [Member]
Statements [Line Items]
Amortisation expense		12,600	1,400
Cost Of Sales [Member]
Statements [Line Items]
Amortisation expense		$ 2,800	$ 1,400